Operating segments (Tables)	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Summary of Information about Each Reportable Segment and Reconciliation

Information about each reportable segment and reconciliation to amounts reported in consolidated financial statements is set out below:

	2023	2022	2021
(in $ millions)	$	$	$
Segment Adjusted EBITDA
Deliveries	313	(35)	(130)
Mobility	676	494	345
Financial services	(294)	(415)	(349)
Enterprise and new initiatives	76	21	9
Total reportable Segment Adjusted EBITDA	771	65	(125)
Regional corporate costs	(793)	(858)	(717)
Net interest income/ (expenses)	98	(57)	(1,675)
Other income	8	7	12
Income tax expenses	(19)	(6)	(3)
Depreciation and amortization	(145)	(150)	(345)
Share-based compensation expenses	(304)	(412)	(357)
Unrealized foreign exchange gain/ (loss)	2	(2)	(1)
Impairment losses on goodwill and non-financial assets	*	(5)	(15)
Fair value changes on investments	(38)	(294)	37
Restructuring costs	(56)	(8)	(1)
Legal, tax and regulatory settlement provisions	(9)	(20)	(12)
Share listing and associated expenses	—	—	(353)
Loss for the year	(485)	(1,740)	(3,555)

*Amount less than $1 million